Registration No.: 2-94935
                                                                     Rule 497(e)
================================================================================
MONEY MARKET XPRESS FUND
                                                                600 Fifth Avenue
SHARES OF                                                     New York, NY 10020
CORTLAND TRUST, INC. - CORTLAND GENERAL MONEY MARKET FUND         (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================

                        SUPPLEMENT DATED AUGUST 31, 2006

                      TO THE PROSPECTUS DATED JULY 28, 2006

Effective September 11, 2006, under the Section "Distributor", the fifth and sixth paragraphs are deleted in their entirety and replaced with the following:

"In addition to receiving Rule 12b-1 fees and shareholder servicing fees, optionsXpress, Inc. will also receive other cash payments from the Fund or the Manager for making shares of the Fund available to investors through the "sweep" arrangement or otherwise. These payments will be calculated as a percentage of the asset value of the Fund shares sold through optionsXpress, Inc. and brokersXpress, LLC and the amount of the payments will vary depending on the amount of any fee waivers implemented by the Manager. optionsXpress, Inc. will pay a portion of the payments that it receives from the Fund or the Manager to brokersXpress, LLC. The amount of the portion paid to each of these firms will depend on the value of the Fund shares held by the customers of that firm."

         "The payments made to optionsXpress, Inc. and brokersXpress, LLC WILL be significant. The sweep vehicle is an automatic feature of an investor's account, and will facilitate the provision of checkwriting or other services to investors. Investors may wish to compare THE FUND to alternative investments which may have DIFFERENT AFFILIATED SERVICES BUT MAY ALSO HAVE lower fees or MAY offer higher returns than the Fund."

================================================================================
MONEY MARKET XPRESS FUND
                                                                600 Fifth Avenue
SHARES OF                                                     New York, NY 10020
CORTLAND TRUST, INC. - CORTLAND GENERAL MONEY MARKET FUND         (212) 830-5345
                                                      (800) 433-1918 (Toll Free)
================================================================================

                        SUPPLEMENT DATED AUGUST 31, 2006

                   TO THE STATEMENT OF ADDITIONAL INFORMATION

                               DATED JULY 28, 2006

Effective September 11, 2006, under the Section "DISTRIBUTOR AND PLAN OF DISTRIBUTION", the third paragraph is deleted in its entirety and replaced with the following:

"Effective August 1, 2006, the Distributor entered into a Proprietary Class Sub-Distribution and Service Agreement with optionsXpress, Inc. in order to provide for the offer and sale of the money market Xpress fund shares (the "Xpress Shares") of the Cortland General Money Market Fund."

In addition, throughout the entire Statement of Additional Information, any mention of "Goldman Sachs Execution & Clearing, LLC" shall be replaced with "optionsXpress, Inc."